Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 6 — Fair Value of Financial Instruments

The Company adopted FASB ASC Fair Value Measurement Topic 820, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level l	Quoted prices in active markets for identical assets or liabilities.

Level 2

Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

FASB ASC 825-10-50 “Disclosure about Fair Value of Financial Instruments”, requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below.

Cash and short term investments—The carrying amount of these financial instruments (cash and due from banks, interest-bearing bank balances, federal funds sold and securities purchased under agreements to resell) approximates fair value. All mature within 90 days and do not present unanticipated credit concerns and are classified as Level 1.

Investment Securities—Measurement is on a recurring basis based upon quoted market prices, if available.  If quoted market prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for prepayment assumptions, projected credit losses, and liquidity.  Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, or by dealers or brokers in active over-the-counter markets.  Level 2 securities include mortgage-backed securities issued both by government sponsored enterprises and private label mortgage-backed securities.  Generally these fair values are priced from established pricing models.  Level 3 securities include corporate debt obligations and asset—backed securities that are less liquid or for which there is an inactive market.

Loans Held for Sale— The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with an investor, are carried in the Company’s loans held for sale portfolio. These loans are fixed rate residential loans that have been originated in the Company’s name and have closed. Virtually all of these loans have commitments to be purchased by investors at a locked in price with the investors on the same day that the loan was locked in with the company’s customers. Therefore, these loans present very little market risk for the Company and are classified as Level 2.  The carrying amount of these loans approximates fair value.

Loans—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities and are classified as Level 2. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

Other Real Estate Owned (OREO) — OREO is carried at the lower of carrying value or fair value on a non-recurring basis.  Fair value is based upon independent appraisals or management’s estimation of the collateral and is considered a Level 3 measurement.  When the OREO value is based upon a current appraisal or when a current appraisal is not available or there is estimated further impairment, the measurement is considered a Level 3 measurement.

Accrued Interest Receivable—The fair value approximates the carrying value and is classified as Level 1.

Interest rate swap—The fair value approximates the carrying value and is classified as Level 3.

Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.  Deposits are classified as Level 2.

Federal Home Loan Bank Advances—Fair value is estimated based on discounted cash flows using current market rates for borrowings with similar terms and are classified as Level 2.

Short Term Borrowings—The carrying value of short term borrowings (securities sold under agreements to repurchase and demand notes to the Treasury) approximates fair value.  These are classified as Level 2.

Junior Subordinated Debentures—The fair values of junior subordinated debentures is estimated by using discounted cash flow analyses based on incremental borrowing rates for similar types of instruments.  These are classified as Level 2.

Accrued Interest Payable—The fair value approximates the carrying value and is classified as Level 1.

Commitments to Extend Credit—The fair value of these commitments is immaterial because their underlying interest rates approximate market.

The carrying amount and estimated fair value by classification Level of the Company’s financial instruments as of September 30, 2013 are as follows:

	September 30, 2013
	Carrying	Fair Value
(Dollars in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$20,950	$20,950	$20,950	$—	$—
Available-for-sale securities	228,443	228,443	826	227,200	417
Other investments, at cost	2,269	2,269	—	—	2,269
Loans held for sale	2,529	2,529	—	2,529	—
Net Loans receivable	340,741	341,004	—	335,537	5,467
Accrued interest	2,011	2,011	2,011	—	—
Interest rate swap	(87)	(87)	—	—	(87)
Financial liabilities:
Non-interest bearing demand	$106,078	$106,078	$—	$106,078	$—
NOW and money market accounts	185,767	185,767	—	185,767	—
Savings	51,307	51,307	—	51,307	—
Time deposits	165,440	166,877	—	166,877	—
Total deposits	508,592	510,029	—	510,029	—
Federal Home Loan Bank Advances	34,330	38,346	—	38,346	—
Short term borrowings	17,076	17,076	—	17,076	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	673	673	673	—	—

The carrying amount and estimated fair value of the Company’s financial instruments as of December 31, 2012 are as follows:

	December 31, 2012
	Carrying	Fair Value
(Dollars in thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$18,708	$18,708	$18,708	$—	$—
Available-for-sale securities	203,445	203,445	914	202,114	417
Other investments, at cost	2,527	—	—	—	2,527
Loans held for sale	9,658	9,658	—	9,658	—
Net loans receivable	327,490	328,893	—	322,717	6,176
Accrued interest	2,098	2,098	2,098	—	—
Interest rate swap	(338)	(338)	—	—	(338)
Financial liabilities:
Non-interest bearing demand	$97,526	$97,526	$—	$97,526	$—
NOW and money market accounts	150,874	150,874	—	150,874	—
Savings	41,100	41,100	—	41,100	—
Time deposits	185,477	187,313	—	187,313	—
Total deposits	474,977	476,813	—	476,813	—
Federal Home Loan Bank Advances	36,344	41,977	—	41,977	—
Short term borrowings	15,900	15,900	—	15,900	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	1,029	1,029	1,029	—	—

The following tables reflect the changes in fair values for the nine and three-month periods ended September 30, 2013 and 2012 and where these changes are included in the income statement:

(Dollars in thousands)

	Nine months ended September 30,		Three months ended September 30,
	2013	2012	2013	2012
Description	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss	Non-interest income: Fair value adjustment loss
Interest rate swap	$(2)	$(57)	$(0)	$(20)
Total	$(2)	$(57)	$(0)	$(20)

The following table summarizes quantitative disclosures about the fair value for each category of assets carried at fair value as of September 30, 2013 and December 31, 2012 that are measured on a recurring basis.  There were no liabilities carried at fair value as of September 30, 2013 or December 31, 2012 that are measured on a recurring basis.

(Dollars in thousands)

Description	September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$3,327	$—	$3,327	$—
Mortgage-backed securities	123,500	—	123,500	—
Small Business Administration securities	57,961	—	57,961	—
State and local government	41,353	—	41,353	—
Corporate and other securities	2,302	826	1,059	417
	228,443	826	227,200	417

Interest rate swap	(87)	—	—	(87)
Total	$228,356	$826	$227,200	$330

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$1,534	$—	$1,534	$—
Mortgage-backed securities	112,144	—	112,144	—
Small Business Administration securities	54,993	—	54,993	—
State and local government	32,373	—	32,373	—
Corporate and other securities	2,401	914	1,070	417
	203,445	914	202,114	417

Interest rate swap	(338)	—	—	(338)
Total	$203,107	$914	$202,114	$79

The following tables reconcile the changes in Level 3 financial instruments for the nine and three months ended September 30, 2013, that are measured on a recurring basis.

(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance December 31, 2012	$(338)	417
Total gains or losses (realized/unrealized)

Included in earnings	(2)	—

Included in other comprehensive income	—	—

Purchases, issuances, and settlements	253	—

Transfers in and/or out of Level 3	—	—
Ending Balance September 30, 2013	$(87)	$417

(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance June 30, 2013	$(172)	417
Total gains or losses (realized/unrealized)

Included in earnings	—	—

Included in other comprehensive income	—	—

Purchases, issuances, and settlements	85	—

Transfers in and/or out of Level 3	—	—
Ending Balance September 30, 2013	$(87)	$417

The following tables reconcile the changes in Level 3 financial instruments for the nine and three months ended September 30, 2012, that are measured on a recurring basis.

(Dollars in thousands)	Interest rate Cap/Floor/Swap
Beginning Balance December 31, 2011	$(602)
Total gains or losses (realized/unrealized)

Included in earnings	(57)

Included in other comprehensive income	—

Purchases, issuances, and settlements	241

Transfers in and/or out of Level 3	—
Ending Balance September 30, 2012	$(418)

(Dollars in thousands)	Interest rate Cap/Floor/Swap
Beginning Balance June 30, 2012	$(479)
Total gains or losses (realized/unrealized)

Included in earnings	(20)

Included in other comprehensive income	—

Purchases, issuances, and settlements	81

Transfers in and/or out of Level 3	—
Ending Balance September 30, 2012	$(418)

The following tables summarize quantitative disclosures about the fair value for each category of assets carried at fair value as of September 30, 2013 and December 31, 2012 that are measured on a non-recurring basis.

(Dollars in thousands)

Description	September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$80	$—	$—	$80
Real estate:
Mortgage-residential	868	—	—	868
Mortgage-commercial	4,514	—	—	4,514
Consumer:
Home equity	—	—	—	—
Other	5	—	—	5
Total impaired	5,467	—	—	5,467
Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	143	—	—	143
Mortgage-commercial	3,163	—	—	3,163
Total other real estate owned	3,607	—	—	3,607
Total	$9,074	$—	$—	$9,074

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$37	$—	$—	$37
Real estate:
Mortgage-residential	357	—	—	357
Mortgage-commercial	5,772	—	—	5,772
Consumer:
Home equity	—	—	—	—
Other	10	—	—	10
Total impaired	6,176	—	—	6,176
Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	488	—	—	488
Mortgage-commercial	3,198	—	—	3,198
Total other real estate owned	3,987	—	—	3,987
Total	$10,163	$—	$—	$10,163

The Company has a large percentage of loans with real estate serving as collateral. Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair value of the underlying real estate collateral. Such fair values are obtained using independent appraisals, which the Company considers to be Level 3 inputs. Third party appraisals are generally obtained when a loan is identified as being impaired or at the time it is transferred to OREO.  This internal process consists of evaluating the underlying collateral to independently obtained comparable properties. With respect to less complex or smaller credits, an internal evaluation may be performed.  Generally the independent and internal evaluations are updated annually.  Factors considered in determining the fair value include geographic sales trends, the value of comparable surrounding properties as well as the condition of the property.  The aggregate amount of impaired loans was $5.6 million and $6.2 million for the nine months ended September 30, 2013 and year ended December 31, 2012, respectively.

For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of September 30, 2013 and December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

(Dollars in thousands)	Fair Value as of September 30, 2013	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs

Interest Rate Swap	$(87)	Discounted cash flows	Weighted Average Credit Factor	3.20%

Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a

OREO	$3,607	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

Impaired loans	$5,467	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

(Dollars in thousands)	Fair Value as of December 31, 2012	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs

Interest Rate Swap	$(338)	Discounted cash flows	Weighted Average Credit Factor	3.20%

Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a

OREO	$3,987	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

Impaired loans	$6,176	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost

Note 6—FAIR VALUE MEASUREMENT

        The Company adopted FASB ASC Fair Value Measurement Topic 820, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level l	Quoted prices in active markets for identical assets or liabilities.
Level 2
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

        FASB ASC 825-10-50 "Disclosure about Fair Value of Financial Instruments", requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below.

        Cash and short term investments—The carrying amount of these financial instruments (cash and due from banks, interest-bearing bank balances, federal funds sold and securities purchased under agreements to resell) approximates fair value. All mature within 90 days and do not present unanticipated credit concerns and are classified as Level 1.

        Investment Securities—Measurement is on a recurring basis based upon quoted market prices, if available. If quoted market prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for prepayment assumptions, projected credit losses, and liquidity. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, or by dealers or brokers in active over-the-counter markets. Level 2 securities include mortgage-backed securities issued both by government sponsored enterprises and private label mortgage-backed securities. Generally these fair values are priced from established pricing models. Level 3 securities include corporate debt obligations and asset—backed securities that are less liquid or for which there is an inactive market.

        Loans Held for Sale—The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with an investor, are carried in the Company's loans held for sale portfolio. These loans are fixed rate residential loans that have been originated in the Company's name and have closed. Virtually all of these loans have commitments to be purchased by investors at a locked in by price with the investors on the same day that the loan was locked in with the Company's customers. Therefore, these loans present very little market risk for the Company and are classified as Level 2. The carrying amount of these loans approximates fair value.

        Loans—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities and are classified as Level 2. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale. Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair value of the underlying real estate collateral. Such fair values are obtained using independent appraisals, which the Company considers to be Level 3 inputs.

        Other Real Estate Owned (OREO)—OREO is carried at the lower of carrying value or fair value on a non-recurring basis. Fair value is based upon independent appraisals or management's estimation of the collateral and is considered a Level 3 measurement.

        Accrued Interest Receivable—The fair value approximates the carrying value and is classified as Level 1.

        Interest rate swap—The fair value approximates the carrying value and is classified as Level 3.

        Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities. Deposits are classified as Level 2.

        Federal Home Loan Bank Advances—Fair value is estimated based on discounted cash flows using current market rates for borrowings with similar terms and are classified as Level 2.

        Short Term Borrowings—The carrying value of short term borrowings (securities sold under agreements to repurchase and demand notes to the Treasury) approximates fair value. These are classified as Level 2.

        Junior Subordinated Debentures—The fair values of junior subordinated debentures is estimated by using discounted cash flow analyses based on incremental borrowing rates for similar types of instruments. These are classified as Level 2.

        Accrued Interest Payable—The fair value approximates the carrying value and is classified as Level 1.

        Commitments to Extend Credit—The fair value of these commitments is immaterial because their underlying interest rates approximate market.

        The carrying amount and estimated fair value by classification Level of the Company's financial instruments as of December 31, 2012 are as follows:

	December 31, 2012
		Fair Value
	Carrying Amount
(Dollars in thousands)		Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and short term investments	$18,296	$18,296	$18,296	$—	$—
Available-for-sale securities	203,445	203,445	914	202,114	417
Other investments, at cost	2,527	—	—	—	2,527
Loans held for sale	9,658	9,658	—	9,658	—
Net loans receivable	327,490	328,893	—	322,717	6,176
Accrued interest	2,098	2,098	2,098	—	—
Interest rate swap	(338)	(338)	—	—	(338)
Financial liabilities:
Non-interest bearing demand	$97,526	$97,526	$—	$97,526	$—
NOW and money market accounts	150,874	150,874	—	150,874	—
Savings	41,100	41,100	—	41,100	—
Time deposits	185,477	187,313	—	187,313	—

Total deposits	474,977	476,813	—	476,813	—
Federal Home Loan Bank Advances	36,344	41,977	—	41,977	—
Short term borrowings	15,900	15,900	—	15,900	—
Junior subordinated debentures	15,464	15,464	—	15,464	—
Accrued interest payable	1,029	1,029	1,029	—	—

        The carrying amount and estimated fair value of the Company's financial instruments as of December 31, 2011 are as follows:

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial Assets:
Cash and short term investments	$16,492	$16,492
Available-for-sale securities	201,032	201,032
Other investments, at cost	5,637	—
Loans held for sale	3,725	3,725
Net loans receivable	319,612	319,505
Accrued interest	1,914	1,914
Interest rate swap	(602)	(602)
Financial liabilities:
Non-interest bearing demand	$83,572	$83,572
NOW and money market accounts	136,483	136,483
Savings	34,048	34,048
Time deposits	210,482	214,437

Total deposits	464,585	468,540
Federal Home Loan Bank Advances	43,862	50,238
Short term borrowings	13,616	13,616
Junior subordinated debentures	17,913	17,913
Accrued interest payable	1,624	1,624

        The following table reflects the changes in fair values for the years ended December 31, 2012, 2011 and 2010 and where these changes are included in the income statement:

	2012	2011	2010
(Dollars in thousands)	Non-interest income: Fair-value adjustment gain (loss)	Non-interest income: Fair-value adjustment gain (loss)	Non-interest income: Fair-value adjustment gain (loss)
Interest rate swap	(58)	(166)	(581)
Total	$(58)	$(166)	$(581)

        The following table summarizes quantitative disclosures about the fair value for each category of assets carried at fair value as of December 31, 2012 and December 31, 2011 that are measured on a recurring basis. There were no liabilities carried at fair value as of December 31, 2012 or December 31, 2011 that are measured on a recurring basis.

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$1,534	$—	$1,534	$—
Mortgage-backed securities	112,144	—	112,144	—
Small Business Administration securities	54,993	—	54,993	—
State and local government	32,373	—	32,373	—
Corporate and other securities	2,401	914	1,070	417

	203,445	914	202,114	417
Interest rate cap/swap	(338)	—	—	(338)

Total	$203,107	$914	$202,114	$79

(Dollars in thousands)

Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available for sale securities
Government sponsored enterprises	$34	$—	$34	$—
Mortgage backed securities	141,631	—	141,631	—
Small Business Administration securities	36,479	—	36,479	—
State and local government	20,488	—	20,488	—
Corporate and other securities	2,400	926	1,474	—

	201,032	926	200,106	—
Interest rate cap/floor	(602)	—	—	(602)

Total	$200,430	$926	$200,106	$(602)

        The following tables reconcile the changes in Level 3 financial instruments for the year ended December 31, 2012 and 2011 measured on a recurring basis:

	2012
(Dollars in thousands)	Interest rate Swap	Corporate Preferred Stock
Beginning Balance December 31, 2011	$(602)	—
Total gains or losses (realized/unrealized)
Included in earnings	(58)	—
Included in other comprehensive income	—	—
Purchases, issuances, and settlements	322	417
Transfers in and/or out of Level 3	—

Ending Balance December 31, 2012	$(338)	417

	2011
(Dollars in thousands)	State and local government securities	Corporate and other securities	Interest rate Swap
Beginning Balance December 31, 2010	$625	$182	$(778)
Total gains or losses (realized/unrealized)
Included in earnings	—	(103)	(166)
Included in other comprehensive income	—	(79)	—
Purchases, issuances, and settlements	(625)	—	342
Transfers in and/or out of Level 3	—	—	—

Ending Balance December 31, 2011	$—	$—	$(602)

        During the fourth quarter of 2011, a state and local government bond with a fair value of $579 thousand was called and removed from the Level 3 category.

        The following tables summarize quantitative disclosures about the fair value for each category of assets carried at fair value as of December 31, 2012 and December 31, 2011 that are measured on a non-recurring basis. There were no liabilities carried at fair value and measured on a non-recurring basis at December 31, 2012 and 2011.

(Dollars in thousands)

Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$37	$—	$—	$37
Real estate:
Mortgage-residential	357	—	—	357
Mortgage-commercial	5,772	—	—	5,772
Consumer:
Home equity	—	—	—	—
Other	10	—	—	10

Total impaired	6,176	—	—	6,176

Other real estate owned:
Construction	301	—	—	301
Mortgage-residential	488	—	—	488
Mortgage-commercial	3,198	—	—	3,198

Total other real estate owned	3,987	—	—	3,987

Total	$10,163	$—	$—	$10,163

(Dollars in thousands)

Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans:
Commercial & Industrial	$44	$—	$—	$44
Real estate:
Mortgage-residential	622	—	—	622
Mortgage-commercial	8,666	—	—	8,666
Consumer:
Home equity	—	—	—	—
Other	19	—	—	19

Total impaired	9,351	—	—	9,351

Other real estate owned:		—	—
Construction	2,156	—	—	2,156
Mortgage-residential	4,278	—	—	4,278
Mortgage-commercial	917	—	—	917

Total other real estate owned	7,351	—	—	7,351

Total	$16,702	$—	$—	$16,702

        The Company has a large percentage of loans with real estate serving as collateral. Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair value of the underlying real estate collateral. Such fair values are obtained using independent appraisals, which the Company considers to be Level 3 inputs. Third party appraisals are generally obtained when a loan is identified as being impaired or at the time it is transferred to OREO. This internal process would consist of evaluating the underlying collateral to independently obtained comparable properties. With respect to less complex or smaller credits, an internal evaluation may be performed. Generally the independent and internal evaluations are updated annually. Factors considered in determining the fair value include geographic sales trends, the value of comparable surrounding properties as well as the condition of the property. The aggregate amount of impaired loans was $6.2 million and $9.4 million for the year ended December 31, 2012 and year ended December 31, 2011, respectively.

        For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2012, the significant unobservable inputs used in the fair value measurements were as follows:

(Dollars in thousands)	Fair Value as of December 31, 2012	Valuation Technique	Significant Observable Inputs	Significant Unobservable Inputs
Interest Rate Swap	$(388)	Discounted cash flows	Weighted Average Credit Factor	3.20%
Preferred stock	$417	Estimation based on comparable non-listed securities	Comparable transactions	n/a
OREO	$3,987	Appraisal Value/Comparison Sales/Other estimates	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost
Impaired loans	$6,176	Appraisal Value	Appraisals and or sales of comparable properties	Appraisals discounted 6% to 16% for sales commissions and other holding cost